Acquisitions, Dispositions And Other Adjustments (Dispositions Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Disposition	$ 2,148	$ 59	$ 646
Property, Plant and Equipment - Net	$ 131,473	$ 125,222	$ 124,899
Brookfield Infrastructure Partners [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Business Acquisition [Line Items]
Disposal Date	Dec. 31, 2018
Proceeds from assets sold	$ 1,100
Disposition - pretax gain recognized from sale of subsidiary/investment	432
Property, Plant and Equipment - Net	298
Goodwill	$ 215
Dex Media, Inc. [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Business Acquisition [Line Items]
Disposal Date		Jun. 30, 2017
Disposition - pretax gain recognized from sale of subsidiary/investment		$ 36
Auction 1000 [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Spectrum Licenses [Member]
Business Acquisition [Line Items]
Disposal Date	Dec. 31, 2018